Retirement Benefit Plan - Summary of Analysis of Membership (Detail) - BT Pension Scheme [Member] £ in Billions	Mar. 31, 2019 GBP (£) Member
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 58.9
Total number of members | Member	288,000
IAS 19 Sections A and B Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 40.5
IAS 19 Section C Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	18.4
Deferred Members [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 23.1
Total number of members | Member	83,000
Deferred Members [Member] | IAS 19 Sections A and B Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 9.0
Deferred Members [Member] | IAS 19 Section C Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	14.1
Pensioners [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 35.8
Total number of members | Member	205,000
Pensioners [Member] | IAS 19 Sections A and B Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 31.5
Pensioners [Member] | IAS 19 Section C Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 4.3